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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:
                                               ---------
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC 20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sudhir Krishnamurthi
Title: Senior Managing Director
Phone: (202) 331-3400

Signature, Place, and Date of Signing:


      /s/ Sudhir Krishnamurthi             Washington, DC         May 7, 2012
-------------------------------------   ---------------------   ---------------
           [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               11
Form 13F Information Table Value Total:         $261,053
                                           (in Thousands)

List of Other Included Managers:  None

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                              13F INFORMATION TABLE

ITEM 1                            ITEM 2       ITEM 3    ITEM 4        ITEM 5         ITEM 6     ITEM 7          ITEM 8
----------------------------  --------------  ---------  -------  ------------------  -------  ----------  ------------------
                                                                                                            VOTING AUTHORITY
                                                          VALUE   SH/PRN   SH/  PUT/  INVSTMT              ------------------
ISSUER                        TITLE OF CLASS    CUSIP    (x1000)  AMOUNT   PRN  CALL  DISCRTN  OTHER MGRS  SOLE  SHARED  NONE
----------------------------  --------------  ---------  -------  -------  ---  ----  -------  ----------  ----  ------  ----
ISHARES FTSE CHINA 25 INDEX    COMMON STOCK   464287184    22381   610410  SH          SOLE                  X
ISHARES MSCI BRAZIL            COMMON STOCK   464286400      440     6805  SH          SOLE                  X
ISHARES MSCI CHILE INVESTABL   COMMON STOCK   464286640     5024    73553  SH          SOLE                  X
ISHARES MSCI MALAYSIA          COMMON STOCK   464286830    19480  1333300  SH          SOLE                  X
ISHARES MSCI MEXICO INVESTAB   COMMON STOCK   464286822    16108   257644  SH          SOLE                  X
ISHARES MSCI POLAND INVESTAB   COMMON STOCK   46429B606     6502   250600  SH          SOLE                  X
ISHARES MSCI SOUTH KOREA IND   COMMON STOCK   464286772    71277  1197126  SH          SOLE                  X
ISHARES MSCI TAIWAN INDEX FD   COMMON STOCK   464286731   105737  7573216  SH          SOLE                  X
ISHARES MSCI THAILAND INVSTB   COMMON STOCK   464286624     2531    34765  SH          SOLE                  X
ISHARES MSCI TURKEY INVSTBLE   COMMON STOCK   464286715     3529    66516  SH          SOLE                  X
MARKET VECTORS INDONESIA IND   COMMON STOCK   57060U753     8044   269400  SH          SOLE                  X